American High-Income Trust®
Investment portfolio
December 31, 2022
unaudited
Bonds, notes & other debt instruments 88.60% Corporate bonds, notes & loans 88.42% Energy 13.95%	Principal amount (000)	Value (000)
Aethon United BR, LP / Aethon United Finance Corp. 8.25% 2/15/2026[1]	USD6,600	$6,555
Altera Infrastructure, LP 8.50% 7/15/2023[1,2,3]	27,286	5,097
Antero Midstream Partners, LP 5.375% 6/15/2029[1]	10,095	9,243
Antero Resources Corp. 7.625% 2/1/2029[1]	4,356	4,386
Antero Resources Corp. 5.375% 3/1/2030[1]	4,600	4,271
Apache Corp. 4.625% 11/15/2025	5,540	5,356
Apache Corp. 6.00% 1/15/2037	2,910	2,699
Apache Corp. 5.10% 9/1/2040	13,635	11,330
Apache Corp. 4.75% 4/15/2043	5,725	4,330
Apache Corp. 4.25% 1/15/2044	270	191
Apache Corp. 5.35% 7/1/2049	150	121
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 11/1/2025[1,4,5]	4,446	4,709
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	38,410	37,318
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	4,380	5,413
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	4,042	3,967
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	21,835	19,497
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	35,080	30,708
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	9,754	9,694
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[1]	17,860	16,351
California Resources Corp. 7.125% 2/1/2026[1]	6,275	6,038
Callon Petroleum Co. 7.50% 6/15/2030[1]	10,050	9,209
Cenovus Energy, Inc. 5.375% 7/15/2025	204	203
Cenovus Energy, Inc. 4.25% 4/15/2027	390	373
Cenovus Energy, Inc. 5.25% 6/15/2037	400	366
Cenovus Energy, Inc. 5.40% 6/15/2047	390	351
Centennial Resource Production, LLC 6.875% 4/1/2027[1]	6,752	6,380
Cheniere Energy Partners, LP 4.50% 10/1/2029	19,427	17,513
Cheniere Energy Partners, LP 4.00% 3/1/2031	8,180	6,975
Cheniere Energy Partners, LP 3.25% 1/31/2032	12,185	9,700
Cheniere Energy, Inc. 4.625% 10/15/2028	75,403	68,299
Chesapeake Energy Corp. 4.875% 4/15/2022[2]	28,871	650
Chesapeake Energy Corp. 5.75% 3/15/2023[2]	1,730	39
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	20,225	19,543
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	33,275	31,576
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	7,520	7,332
CNX Midstream Partners, LP 4.75% 4/15/2030[1]	5,745	4,722
CNX Resources Corp. 7.25% 3/14/2027[1]	23,882	23,744
CNX Resources Corp. 6.00% 1/15/2029[1]	29,358	27,057
CNX Resources Corp. 7.375% 1/15/2031[1]	17,089	16,403
Comstock Resources, Inc. 6.75% 3/1/2029[1]	16,495	14,917
Comstock Resources, Inc. 5.875% 1/15/2030[1]	15,605	13,436
Constellation Oil Services Holding SA 13.50% 6/30/2025[1,3]	5,794	5,794
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[6]	46,128	27,302
Continental Resources, Inc. 5.75% 1/15/2031[1]	7,250	6,763
American High-Income Trust — Page 1 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Crestwood Midstream Partners, LP 5.75% 4/1/2025	USD4,990	$4,863
Crestwood Midstream Partners, LP 5.625% 5/1/2027[1]	5,000	4,659
Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]	9,825	9,029
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]	33,755	33,639
Devon Energy Corp. 5.875% 6/15/2028	2,830	2,865
Devon Energy Corp. 4.50% 1/15/2030	10,040	9,370
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,5,6]	2,584	2,455
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6]	2,337	2,220
DT Midstream, Inc. 4.125% 6/15/2029[1]	28,835	24,828
DT Midstream, Inc. 4.375% 6/15/2031[1]	16,380	13,763
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	684	626
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]	17,855	17,270
Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	20,000	18,564
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,580	1,385
Energean PLC 6.50% 4/30/2027[1]	9,930	9,252
EnLink Midstream Partners, LLC 5.625% 1/15/2028[1]	5,800	5,533
EQM Midstream Partners, LP 6.00% 7/1/2025[1]	4,000	3,867
EQM Midstream Partners, LP 4.125% 12/1/2026	3,011	2,684
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	8,031	7,875
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	42,825	41,005
EQM Midstream Partners, LP 5.50% 7/15/2028	17,346	15,541
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	21,410	18,014
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	21,425	20,673
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	32,135	26,333
EQM Midstream Partners, LP 6.50% 7/15/2048	18,103	13,602
EQT Corp. 6.125% 2/1/2025[7]	5,052	5,072
EQT Corp. 5.00% 1/15/2029	6,915	6,515
EQT Corp. 7.25% 2/1/2030[7]	5,395	5,604
EQT Corp. 3.625% 5/15/2031[1]	9,080	7,708
Genesis Energy, LP 5.625% 6/15/2024	2,765	2,674
Genesis Energy, LP 6.50% 10/1/2025	32,102	30,731
Genesis Energy, LP 6.25% 5/15/2026	6,115	5,605
Genesis Energy, LP 8.00% 1/15/2027	55,399	52,398
Genesis Energy, LP 7.75% 2/1/2028	7,180	6,620
Harbour Energy PLC 5.50% 10/15/2026[1]	32,030	28,764
Harvest Midstream I, LP 7.50% 9/1/2028[1]	36,075	34,519
Hess Midstream Operations, LP 4.25% 2/15/2030[1]	25,875	22,156
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	12,720	11,654
Hess Midstream Partners, LP 5.125% 6/15/2028[1]	16,888	15,646
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	3,515	3,187
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	19,025	16,961
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	18,338	16,334
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	14,567	12,620
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	16,545	14,301
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 4/15/2027[1]	4,305	4,235
Holly Energy Partners, LP / Holly Energy Finance Corp. 5.00% 2/1/2028[1]	5,034	4,592
Howard Midstream Energy Partners, LLC 6.75% 1/15/2027[1]	8,950	8,590
Independence Energy Finance, LLC 7.25% 5/1/2026[1]	8,650	8,162
Kinetik Holdings, LP 5.875% 6/15/2030[1]	10,050	9,438
Murphy Oil Corp. 5.75% 8/15/2025	2,768	2,725
Murphy Oil Corp. 5.625% 5/1/2027	2,730	2,656
Murphy Oil Corp. 6.375% 7/15/2028	8,000	7,712
Murphy Oil USA, Inc. 4.75% 9/15/2029	16,330	14,971
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	19,480	16,068
American High-Income Trust — Page 2 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Nabors Industries, Inc. 7.375% 5/15/2027[1]	USD30,625	$29,702
Nabors Industries, Ltd. 7.25% 1/15/2026[1]	6,500	6,136
Neptune Energy Group Holdings, Ltd. 6.625% 5/15/2025[1]	21,325	20,744
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	30,685	29,093
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	82,518	76,791
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	173,599	154,871
NGL Energy Partners, LP 6.125% 3/1/2025	41,177	33,624
NGL Energy Partners, LP 7.50% 4/15/2026	14,050	10,770
NGPL PipeCo, LLC 4.875% 8/15/2027[1]	1,010	961
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	35,660	34,285
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]	10,800	10,247
NuStar Logistics, LP 6.00% 6/1/2026	6,129	5,912
Oasis Petroleum, Inc. 6.375% 6/1/2026[1]	19,756	19,268
Occidental Petroleum Corp. 2.90% 8/15/2024	10,480	10,055
Occidental Petroleum Corp. 5.875% 9/1/2025	12,395	12,370
Occidental Petroleum Corp. 3.00% 2/15/2027	500	455
Occidental Petroleum Corp. 6.375% 9/1/2028	4,575	4,625
Occidental Petroleum Corp. 8.875% 7/15/2030	12,675	14,331
Occidental Petroleum Corp. 6.625% 9/1/2030	20,235	20,956
Occidental Petroleum Corp. 6.125% 1/1/2031	11,610	11,739
Occidental Petroleum Corp. 6.45% 9/15/2036	2,735	2,796
Occidental Petroleum Corp. 6.60% 3/15/2046	7,290	7,518
Occidental Petroleum Corp. 4.20% 3/15/2048	2,543	1,957
Parkland Corp. 4.625% 5/1/2030[1]	15,355	12,728
Patterson-UTI Energy, Inc. 5.15% 11/15/2029	1,595	1,433
PDC Energy, Inc. 5.75% 5/15/2026	12,000	11,474
Petrobras Global Finance Co. 6.75% 6/3/2050	5,701	4,986
Petrobras Global Finance Co. 5.50% 6/10/2051	3,999	3,072
Petróleos Mexicanos 6.875% 10/16/2025	6,200	6,079
Petróleos Mexicanos 8.75% 6/2/2029	14,137	13,275
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	6,800	6,480
Range Resources Corp. 4.875% 5/15/2025	5,803	5,522
Range Resources Corp. 8.25% 1/15/2029	17,375	17,927
Range Resources Corp. 4.75% 2/15/2030[1]	19,510	17,219
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]	11,193	10,078
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	4,569	4,246
Sanchez Energy Corp. 7.25% 2/15/2023[1,2]	22,796	370
SM Energy Co. 5.625% 6/1/2025	5,270	5,067
SM Energy Co. 6.50% 7/15/2028	2,910	2,794
Southwestern Energy Co. 5.95% 1/23/2025[7]	7,548	7,428
Southwestern Energy Co. 7.75% 10/1/2027	5,284	5,394
Southwestern Energy Co. 8.375% 9/15/2028	11,445	11,819
Southwestern Energy Co. 5.375% 2/1/2029	6,470	6,007
Southwestern Energy Co. 5.375% 3/15/2030	41,000	37,472
Southwestern Energy Co. 4.75% 2/1/2032	24,695	21,152
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 6/1/2031[1]	4,610	3,924
Sunoco, LP 6.00% 4/15/2027	12,591	12,420
Sunoco, LP 5.875% 3/15/2028	4,885	4,635
Sunoco, LP 4.50% 5/15/2029	32,425	28,409
Sunoco, LP 4.50% 4/30/2030	31,235	27,156
Superior Plus, LP and Superior General Partner, Inc. 4.50% 3/15/2029[1]	7,994	6,846
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	2,535	2,562
Targa Resources Partners, LP 6.50% 7/15/2027	4,322	4,356
Targa Resources Partners, LP 6.875% 1/15/2029	18,530	18,710
American High-Income Trust — Page 3 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Partners, LP 5.50% 3/1/2030	USD16,729	$15,766
Targa Resources Partners, LP 4.875% 2/1/2031	13,835	12,511
Transocean Guardian, Ltd. 5.875% 1/15/2024[1]	1,531	1,497
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	5,495	5,356
Transocean, Inc. 6.125% 8/1/2025[1]	3,682	3,616
Transocean, Inc. 7.25% 11/1/2025[1]	8,700	7,707
Transocean, Inc. 11.50% 1/30/2027[1]	1,905	1,913
Transocean, Inc. 6.80% 3/15/2038	5,825	3,687
USA Compression Partners, LP 6.875% 4/1/2026	15,811	15,193
USA Compression Partners, LP 6.875% 9/1/2027	2,403	2,251
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	53,160	45,385
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	11,525	9,436
Weatherford International, Ltd. 11.00% 12/1/2024[1]	3,628	3,714
Weatherford International, Ltd. 6.50% 9/15/2028[1]	42,845	42,063
Weatherford International, Ltd. 8.625% 4/30/2030[1]	70,620	67,943
Western Gas Partners, LP 4.50% 3/1/2028	15,688	14,479
Western Gas Partners, LP 5.45% 4/1/2044	985	820
Western Midstream Operating, LP 3.35% 2/1/2025[7]	4,955	4,697
Western Midstream Operating, LP 4.75% 8/15/2028	2,830	2,590
Western Midstream Operating, LP 4.30% 2/1/2030[7]	9,650	8,445
Western Midstream Operating, LP 5.50% 2/1/2050[7]	15,200	12,549
		2,315,918
Consumer discretionary 12.46%
Adient Global Holdings, Ltd. 4.875% 8/15/2026[1]	9,660	9,007
Affinity Gaming 6.875% 12/15/2027[1]	18,800	15,963
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]	8,658	7,940
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	14,407	12,565
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	14,520	12,020
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	55,202	40,135
Asbury Automotive Group, Inc. 4.50% 3/1/2028	5,000	4,408
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	30,700	25,905
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	21,090	17,378
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	7,925	6,435
AutoNation, Inc. 2.40% 8/1/2031	12,000	8,657
Bath & Body Works, Inc. 6.625% 10/1/2030[1]	7,375	6,933
Bath & Body Works, Inc. 6.875% 11/1/2035	26,468	23,575
Bath & Body Works, Inc. 6.75% 7/1/2036	13,030	11,476
Beazer Homes USA, Inc. 5.875% 10/15/2027	10,802	9,466
Boyd Gaming Corp. 4.75% 12/1/2027	8,389	7,826
Boyd Gaming Corp. 4.75% 6/15/2031[1]	6,835	5,955
Boyne USA, Inc. 4.75% 5/15/2029[1]	10,995	9,745
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]	15,390	14,985
Caesars Entertainment, Inc. 8.125% 7/1/2027[1]	14,360	14,139
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	11,022	8,989
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	6,965	6,828
Carnival Corp. 10.50% 2/1/2026[1]	27,520	27,697
Carnival Corp. 7.625% 3/1/2026[1]	3,450	2,741
Carnival Corp. 4.00% 8/1/2028[1]	55,985	45,760
Carnival Corp. 6.00% 5/1/2029[1]	12,825	8,570
Carnival Corp. 10.50% 6/1/2030[1]	2,000	1,629
Carvana Co. 5.875% 10/1/2028[1]	3,000	1,176
Carvana Co. 4.875% 9/1/2029[1]	2,132	824
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[1]	12,370	11,111
American High-Income Trust — Page 4 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
CEC Entertainment, Inc. 6.75% 5/1/2026[1]	USD6,500	$6,053
Dana, Inc. 4.25% 9/1/2030	3,975	3,208
Dana, Inc. 4.50% 2/15/2032	8,510	6,817
Empire Communities Corp. 7.00% 12/15/2025[1]	8,900	8,058
Empire Resorts, Inc. 7.75% 11/1/2026[1]	11,045	8,874
Everi Holdings, Inc. 5.00% 7/15/2029[1]	3,000	2,581
Fertitta Entertainment, Inc. 4.625% 1/15/2029[1]	25,195	21,354
Fertitta Entertainment, Inc. 6.75% 1/15/2030[1]	81,030	65,511
First Student Bidco, Inc. 4.00% 7/31/2029[1]	40,595	33,636
Ford Motor Co. 2.30% 2/10/2025	2,000	1,829
Ford Motor Co. 2.90% 2/10/2029	1,625	1,300
Ford Motor Credit Company, LLC 3.81% 1/9/2024	3,398	3,310
Ford Motor Credit Company, LLC 5.584% 3/18/2024	934	924
Ford Motor Credit Company, LLC 3.664% 9/8/2024	1,438	1,372
Ford Motor Credit Company, LLC 5.125% 6/16/2025	49,375	47,575
Ford Motor Credit Company, LLC 3.375% 11/13/2025	11,000	9,964
Ford Motor Credit Company, LLC 4.389% 1/8/2026	275	257
Ford Motor Credit Company, LLC 4.542% 8/1/2026	21,795	20,120
Ford Motor Credit Company, LLC 2.70% 8/10/2026	9,330	8,114
Ford Motor Credit Company, LLC 4.271% 1/9/2027	4,575	4,146
Ford Motor Credit Company, LLC 4.95% 5/28/2027	7,420	6,936
Ford Motor Credit Company, LLC 4.125% 8/17/2027	13,940	12,508
Ford Motor Credit Company, LLC 3.815% 11/2/2027	16,990	14,960
Ford Motor Credit Company, LLC 2.90% 2/16/2028	5,850	4,839
Ford Motor Credit Company, LLC 5.113% 5/3/2029	2,845	2,583
Ford Motor Credit Company, LLC 4.00% 11/13/2030	11,468	9,436
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]	12,155	10,309
Hanesbrands, Inc. 4.625% 5/15/2024[1]	35,960	34,887
Hanesbrands, Inc. 4.875% 5/15/2026[1]	34,622	30,998
Hilton Grand Vacations Borrower 5.00% 6/1/2029[1]	12,490	10,757
Hilton Worldwide Holdings, Inc. 3.75% 5/1/2029[1]	4,250	3,682
Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030	8,287	7,524
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[1]	30,190	25,320
International Game Technology PLC 6.50% 2/15/2025[1]	17,403	17,537
International Game Technology PLC 4.125% 4/15/2026[1]	18,730	17,493
International Game Technology PLC 6.25% 1/15/2027[1]	1,305	1,297
International Game Technology PLC 5.25% 1/15/2029[1]	81,527	76,109
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	10,230	9,247
KB Home 6.875% 6/15/2027	6,170	6,217
KB Home 7.25% 7/15/2030	6,770	6,587
Kontoor Brands, Inc. 4.125% 11/15/2029[1]	6,770	5,542
Las Vegas Sands Corp. 3.20% 8/8/2024	7,808	7,385
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	50,634	40,613
Levi Strauss & Co. 3.50% 3/1/2031[1]	7,470	5,939
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	4,075	3,702
Lithia Motors, Inc. 4.625% 12/15/2027[1]	5,350	4,835
Lithia Motors, Inc. 3.875% 6/1/2029[1]	23,190	19,098
Lithia Motors, Inc. 4.375% 1/15/2031[1]	16,400	13,372
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2/15/2026[1]	6,655	5,898
M.D.C. Holdings, Inc. 6.00% 1/15/2043	11,252	9,182
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	1,230	1,036
Marriott International, Inc. 3.50% 10/15/2032	9,400	7,846
Marriott International, Inc. 2.75% 10/15/2033	8,500	6,509
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	2,500	2,181
American High-Income Trust — Page 5 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	USD7,200	$5,983
Mattel, Inc. 3.75% 4/1/2029[1]	9,725	8,556
Melco International Development, Ltd. 4.875% 6/6/2025[1]	7,725	7,107
Melco International Development, Ltd. 5.75% 7/21/2028[1]	12,357	10,352
Melco International Development, Ltd. 5.375% 12/4/2029[1]	19,389	15,590
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[1]	5,000	4,408
Merlin Entertainment 5.75% 6/15/2026[1]	10,798	10,127
MGM Resorts International 6.00% 3/15/2023	4,884	4,877
MGM Resorts International 5.50% 4/15/2027	5,707	5,317
Mohegan Gaming & Entertainment 8.00% 2/1/2026[1]	5,640	5,285
Motel 6 Operating, LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 9.318% 9/9/2026[4,5]	9,556	9,437
NCL Corp., Ltd. 3.625% 12/15/2024[1]	6,450	5,521
NCL Corp., Ltd. 5.875% 3/15/2026[1]	8,100	6,376
NCL Corp., Ltd. 5.875% 2/15/2027[1]	29,965	25,993
NCL Corp., Ltd. 7.75% 2/15/2029[1]	7,115	5,364
Neiman Marcus Group, LLC 7.125% 4/1/2026[1]	35,980	33,788
New SK Holdco SUB, LLC, Term Loan, (30-day Average USD-SOFR + 6.75%) 1.50% PIK and 10.71% Cash 6/30/2027[4,5,6]	4,219	3,712
Panther BF Aggregator 2, LP 6.25% 5/15/2026[1]	3,667	3,590
Panther BF Aggregator 2, LP 8.50% 5/15/2027[1]	6,925	6,777
Party City Holdings, Inc. 6.125% 8/15/2023[1]	9,100	546
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 8.061% 7/15/2025[1,5]	4,705	1,282
Party City Holdings, Inc. 8.75% 2/15/2026[1]	151,988	44,077
Party City Holdings, Inc. 6.625% 8/1/2026[1]	5,000	125
Penske Automotive Group, Inc. 3.75% 6/15/2029	13,325	10,832
PetSmart, Inc. 4.75% 2/15/2028[1]	14,175	12,860
PetSmart, Inc. 7.75% 2/15/2029[1]	23,775	22,374
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]	20,425	15,088
Premier Entertainment Sub, LLC 5.875% 9/1/2031[1]	7,425	5,262
QVC, Inc. 4.85% 4/1/2024	1,875	1,738
QVC, Inc. 4.375% 9/1/2028	3,000	1,798
Raptor Acquisition Corp. 4.875% 11/1/2026[1]	10,725	9,543
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[1]	9,657	6,632
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]	47,103	50,622
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	36,740	29,745
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	14,200	11,963
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	28,035	22,735
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	26,525	19,538
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	16,400	13,117
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	34,915	35,133
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	19,925	20,499
Sally Holdings, LLC 5.625% 12/1/2025	32,439	31,299
Sands China, Ltd. 5.625% 8/8/2025	6,522	6,244
Sands China, Ltd. 5.90% 8/8/2028	10,311	9,668
Sands China, Ltd. 4.875% 6/18/2030	9,030	7,948
Sands China, Ltd. 3.75% 8/8/2031[7]	11,410	8,994
Scientific Games Corp. 8.625% 7/1/2025[1]	25,415	25,972
Scientific Games Corp. 7.00% 5/15/2028[1]	20,347	19,446
Scientific Games Corp. 7.25% 11/15/2029[1]	19,650	18,899
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	16,765	14,183
Six Flags Entertainment Corp. 4.875% 7/31/2024[1]	7,939	7,656
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	28,980	23,242
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	43,779	34,477
American High-Income Trust — Page 6 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Studio City Finance, Ltd. 6.00% 7/15/2025[1]	USD6,415	$5,572
Studio City Finance, Ltd. 5.00% 1/15/2029[1]	14,247	10,539
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	11,975	10,078
The Gap, Inc. 3.625% 10/1/2029[1]	3,225	2,279
The Gap, Inc. 3.875% 10/1/2031[1]	2,148	1,502
The Home Co., Inc. 7.25% 10/15/2025[1]	13,095	11,268
Travel + Leisure Co. 6.00% 4/1/2027	4,000	3,803
Travel + Leisure Co. 4.50% 12/1/2029[1]	23,625	19,285
Universal Entertainment Corp. 8.50% 12/11/2024[1]	58,885	55,004
Vail Resorts, Inc. 6.25% 5/15/2025[1]	4,090	4,097
VICI Properties, LP 4.25% 12/1/2026[1]	9,323	8,718
VICI Properties, LP / VICI Note Co., Inc. 5.625% 5/1/2024[1]	9,113	9,041
VICI Properties, LP / VICI Note Co., Inc. 3.75% 2/15/2027[1]	243	221
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	23,650	22,317
Wheel Pros, Inc. 6.50% 5/15/2029[1]	26,279	9,329
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 8.825% 5/11/2028[4,5]	16,580	11,323
Wyndham Destinations, Inc. 6.625% 7/31/2026[1]	13,750	13,475
Wyndham Destinations, Inc. 4.625% 3/1/2030[1]	5,575	4,633
Wyndham Worldwide Corp. 4.375% 8/15/2028[1]	15,055	13,531
Wynn Las Vegas, LLC 4.25% 5/30/2023[1]	10,142	10,011
Wynn Macau, Ltd. 5.625% 8/26/2028[1]	13,610	11,654
Wynn Macau, Ltd. 5.125% 12/15/2029[1]	1,665	1,350
Wynn Resorts Finance, LLC 7.75% 4/15/2025[1]	13,625	13,571
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	9,225	7,922
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 9.884% 9/1/2027[4,5]	10,200	9,228
		2,068,653
Communication services 10.76%
Altice France Holding SA 10.50% 5/15/2027[1]	31,085	23,769
Altice France SA 5.125% 7/15/2029[1]	33,804	25,405
Brightstar Escrow Corp. 9.75% 10/15/2025[1]	2,720	2,507
Cablevision Systems Corp. 5.50% 4/15/2027[1]	2,700	2,271
Cablevision Systems Corp. 5.375% 2/1/2028[1]	8,928	7,212
CCO Holdings, LLC 5.00% 2/1/2028[1]	11,349	10,330
CCO Holdings, LLC 6.375% 9/1/2029[1]	4,400	4,143
CCO Holdings, LLC 4.75% 3/1/2030[1]	60,731	52,514
CCO Holdings, LLC 4.50% 8/15/2030[1]	60,904	50,453
CCO Holdings, LLC 4.25% 2/1/2031[1]	39,030	31,396
CCO Holdings, LLC 4.75% 2/1/2032[1]	23,530	19,124
CCO Holdings, LLC 4.50% 5/1/2032	35,527	28,348
CCO Holdings, LLC 4.50% 6/1/2033[1]	27,049	20,807
CCO Holdings, LLC 4.25% 1/15/2034[1]	41,875	30,988
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.00% 3/1/2023[1]	8,595	8,563
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 5/1/2026[1]	2,094	2,031
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 5/1/2027[1]	9,878	9,229
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 6/1/2029[1]	7,126	6,460
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	950	742
Centerfield Media Parent, Inc. 6.625% 8/1/2026[1]	16,900	10,838
Cinemark USA, Inc. 5.875% 3/15/2026[1]	7,050	5,881
Clear Channel Worldwide Holdings, Inc. 7.75% 4/15/2028[1]	11,000	8,044
Clear Channel Worldwide Holdings, Inc. 7.50% 6/1/2029[1]	5,000	3,681
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	8,445	7,682
Connect Finco SARL 6.75% 10/1/2026[1]	14,525	13,491
American High-Income Trust — Page 7 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	USD14,350	$10,601
CSC Holdings, LLC 6.50% 2/1/2029[1]	10,000	8,196
CSC Holdings, LLC 3.375% 2/15/2031[1]	12,700	8,303
Diamond Sports Group, LLC 5.375% 8/15/2026[1]	9,835	1,168
Diamond Sports Group, LLC 6.625% 8/15/2027[1]	18,432	207
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	57,635	51,673
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 9.384% 8/2/2027[4,5]	30,743	29,953
DISH Network Corp. 11.75% 11/15/2027[1]	78,475	80,919
Embarq Corp. 7.995% 6/1/2036	56,457	26,377
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 12.134% 7/31/2028[4,5]	7,250	7,178
Frontier Communications Corp. 5.875% 10/15/2027[1]	28,765	26,774
Frontier Communications Corp. 5.00% 5/1/2028[1]	78,175	68,326
Frontier Communications Corp. 6.75% 5/1/2029[1]	36,670	30,386
Frontier Communications Holdings, LLC 5.875% 11/1/2029	26,207	20,309
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	14,100	11,095
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	18,775	19,126
Gray Escrow II, Inc. 5.375% 11/15/2031[1]	19,925	14,395
Gray Television, Inc. 5.875% 7/15/2026[1]	6,090	5,435
Gray Television, Inc. 7.00% 5/15/2027[1]	17,554	15,595
Gray Television, Inc. 4.75% 10/15/2030[1]	6,210	4,502
iHeartCommunications, Inc. 6.375% 5/1/2026	236	217
iHeartCommunications, Inc. 8.375% 5/1/2027	427	364
iHeartCommunications, Inc. 5.25% 8/15/2027[1]	40,323	34,221
iHeartCommunications, Inc. 4.75% 1/15/2028[1]	5,000	4,080
Iliad Holding SAS 6.50% 10/15/2026[1]	10,475	9,733
Intelsat Jackson Holding Co. 6.50% 3/15/2030[1]	35,007	31,383
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 9.23% 12/4/2026[4,5]	6,340	5,880
Lamar Media Corp. 3.75% 2/15/2028	2,567	2,302
Lamar Media Corp. 4.875% 1/15/2029	3,600	3,319
Lamar Media Corp. 3.625% 1/15/2031	5,950	4,927
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	17,725	12,774
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,6]	44,323	14,454
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	4,910	4,379
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	5,750	4,914
Match Group, Inc. 4.625% 6/1/2028[1]	6,192	5,531
Match Group, Inc. 5.625% 2/15/2029[1]	5,750	5,358
McGraw-Hill Education, Inc. 5.75% 8/1/2028[1]	10,000	8,418
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	60,510	50,009
Netflix, Inc. 4.875% 4/15/2028	6,190	5,991
Netflix, Inc. 5.375% 11/15/2029[1]	875	850
Netflix, Inc. 4.875% 6/15/2030[1]	12,050	11,258
News Corp. 3.875% 5/15/2029[1]	31,450	27,325
News Corp. 5.125% 2/15/2032[1]	31,705	28,897
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[1]	60,841	52,719
Nexstar Escrow Corp. 5.625% 7/15/2027[1]	11,995	11,028
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	60	50
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	14,018	11,270
Sinclair Television Group, Inc. 4.125% 12/1/2030[1]	7,700	5,783
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	24,740	21,998
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	51,990	45,347
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	9,075	7,509
American High-Income Trust — Page 8 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	USD51,380	$40,184
Sprint Corp. 7.625% 3/1/2026	9,450	9,965
Sprint Corp. 6.875% 11/15/2028	37,847	39,368
Sprint Corp. 8.75% 3/15/2032	30,459	36,318
TEGNA, Inc. 5.00% 9/15/2029	8,337	7,929
T-Mobile US, Inc. 2.625% 4/15/2026	1,350	1,240
T-Mobile US, Inc. 3.375% 4/15/2029	15,950	14,079
Univision Communications, Inc. 5.125% 2/15/2025[1]	61,438	58,638
Univision Communications, Inc. 6.625% 6/1/2027[1]	81,170	78,486
Univision Communications, Inc. 4.50% 5/1/2029[1]	70,850	59,382
Univision Communications, Inc. 7.375% 6/30/2030[1]	27,328	26,150
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.83% 6/24/2029[4,5]	1,240	1,229
UPC Broadband Finco BV 4.875% 7/15/2031[1]	8,830	7,363
Virgin Media O2 4.25% 1/31/2031[1]	44,720	36,302
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	14,955	12,520
VZ Secured Financing BV 5.00% 1/15/2032[1]	21,075	17,164
Warner Music Group 3.75% 12/1/2029[1]	32,463	27,960
Warner Music Group 3.875% 7/15/2030[1]	12,507	10,795
Warner Music Group 3.00% 2/15/2031[1]	4,050	3,243
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[1]	5,967	4,930
Ziggo Bond Co. BV 5.125% 2/28/2030[1]	13,368	10,817
Ziggo Bond Finance BV 4.875% 1/15/2030[1]	28,685	24,050
		1,786,827
Materials 9.98%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	10,760	10,387
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	6,250	5,554
Allegheny Technologies, Inc. 5.875% 12/1/2027	4,000	3,831
Allegheny Technologies, Inc. 4.875% 10/1/2029	30,780	27,240
Allegheny Technologies, Inc. 5.125% 10/1/2031	23,440	20,755
ArcelorMittal 4.25% 7/16/2029	940	844
ArcelorMittal 7.00% 10/15/2039	10,104	10,296
ArcelorMittal 6.75% 3/1/2041	15,173	14,698
Arconic Corp. 6.00% 5/15/2025[1]	8,170	8,052
Arconic Rolled Products Corp. 6.125% 2/15/2028[1]	4,775	4,488
Ardagh Group SA 6.50% Cash 6/30/2027[1,6]	8,809	6,141
Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[1]	15,005	14,708
Ardagh Metal Packaging Finance USA, LLC 3.25% 9/1/2028[1]	10,000	8,507
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]	11,050	8,778
Ardagh Packaging Finance 4.125% 8/15/2026[1]	16,435	14,270
Ardagh Packaging Finance PLC 5.25% 4/30/2025[1]	570	543
Avient Corp. 7.125% 8/1/2030[1]	6,750	6,607
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	6,495	6,014
Ball Corp. 6.875% 3/15/2028	21,175	21,778
Ball Corp. 2.875% 8/15/2030	3,250	2,601
Ball Corp. 3.125% 9/15/2031	31,280	25,163
Braskem Idesa SAPI 6.99% 2/20/2032[1]	1,370	981
BWAY Parent Co., Inc. 5.50% 4/15/2024[1]	29,618	28,860
BWAY Parent Co., Inc. 7.25% 4/15/2025[1]	12,500	11,585
BWAY Parent Co., Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 7.37% 4/3/2024[4,5]	5,155	5,042
CAN-PACK SA 3.875% 11/15/2029[1]	26,795	21,151
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	5,348	5,371
American High-Income Trust — Page 9 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	USD3,853	$3,642
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	63,955	61,208
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	39,643	35,240
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	56,815	50,249
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	2,013	1,885
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	3,680	3,132
Crown Holdings, Inc. 7.375% 12/15/2026	2,000	2,062
Crown Holdings, Inc. 5.25% 4/1/2030[1]	2,775	2,628
CVR Partners, LP 6.125% 6/15/2028[1]	22,525	20,237
Element Solutions, Inc. 3.875% 9/1/2028[1]	8,300	7,068
First Quantum Minerals, Ltd. 6.50% 3/1/2024[1]	22,832	22,370
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	76,007	74,137
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	50,928	48,306
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	141,914	133,439
Freeport-McMoRan, Inc. 3.875% 3/15/2023	201	201
Freeport-McMoRan, Inc. 4.25% 3/1/2030	303	276
Freeport-McMoRan, Inc. 4.625% 8/1/2030	900	840
Freeport-McMoRan, Inc. 5.40% 11/14/2034	4,288	4,057
Freeport-McMoRan, Inc. 5.45% 3/15/2043	8,393	7,590
FXI Holdings, Inc. 7.875% 11/1/2024[1]	135,382	112,761
FXI Holdings, Inc. 12.25% 11/15/2026[1]	146,247	121,309
GPC Merger Sub, Inc. 7.125% 8/15/2028[1]	6,595	5,513
Graphic Packaging International, LLC 3.75% 2/1/2030[1]	15,000	12,769
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.934% 3/15/2029[4,5]	9,247	7,971
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	12,698	11,100
LABL, Inc. 5.875% 11/1/2028[1]	14,600	12,748
LABL, Inc. 8.25% 11/1/2029[1]	10,215	8,155
LSB Industries, Inc. 6.25% 10/15/2028[1]	34,510	31,619
LSF11 A5 HoldCo, LLC 6.625% 10/15/2029[1]	1,425	1,179
Methanex Corp. 5.125% 10/15/2027	73,365	68,172
Methanex Corp. 5.25% 12/15/2029	24,123	21,446
Methanex Corp. 5.65% 12/1/2044	9,445	7,202
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	25,450	26,058
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	25,920	26,309
Neon Holdings, Inc. 10.125% 4/1/2026[1]	11,155	9,527
Nova Chemicals Corp. 4.875% 6/1/2024[1]	15,785	15,308
Nova Chemicals Corp. 5.25% 6/1/2027[1]	41,062	36,978
Nova Chemicals Corp. 4.25% 5/15/2029[1]	41,532	34,013
Novelis Corp. 3.25% 11/15/2026[1]	16,285	14,620
Novelis Corp. 4.75% 1/30/2030[1]	11,093	9,860
Novelis Corp. 3.875% 8/15/2031[1]	22,344	18,272
Olin Corp. 5.625% 8/1/2029	5,700	5,425
Olin Corp. 5.00% 2/1/2030	3,365	3,077
Owens-Illinois, Inc. 5.875% 8/15/2023[1]	4,082	4,069
Owens-Illinois, Inc. 6.375% 8/15/2025[1]	5,341	5,242
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	42,863	36,860
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	18,600	15,006
Scotts Miracle-Gro Co. 4.50% 10/15/2029	7,776	6,313
Scotts Miracle-Gro Co. 4.375% 2/1/2032	7,620	5,754
Sealed Air Corp. 4.00% 12/1/2027[1]	7,559	6,870
Sealed Air Corp. 5.00% 4/15/2029[1]	13,750	12,945
Silgan Holdings, Inc. 4.125% 2/1/2028	6,456	5,984
SPCM SA 3.375% 3/15/2030[1]	10,732	8,653
American High-Income Trust — Page 10 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Summit Materials, LLC 6.50% 3/15/2027[1]	USD5,478	$5,378
Summit Materials, LLC 5.25% 1/15/2029[1]	15,015	14,006
Trivium Packaging BV 5.50% 8/15/2026[1]	6,445	5,923
Trivium Packaging BV 8.50% 8/15/2027[1]	17,224	15,831
Tronox, Ltd. 4.625% 3/15/2029[1]	14,155	11,793
Valvoline, Inc. 4.25% 2/15/2030[1]	3,691	3,587
Valvoline, Inc. 3.625% 6/15/2031[1]	8,405	6,907
Venator Finance SARL 9.50% 7/1/2025[1]	30,922	22,418
Venator Finance SARL 5.75% 7/15/2025[1]	70,528	24,197
Venator Finance SARL, Term Loan, (3-month USD-LIBOR + 3.00%) 7.73% 8/8/2024[4,5]	4,488	3,279
W. R. Grace Holdings, LLC 5.625% 8/15/2029[1]	8,475	6,863
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	34,515	34,070
		1,656,151
Health care 9.91%
1375209 BC, Ltd. 9.00% 1/30/2028[1]	14,425	14,118
AdaptHealth, LLC 5.125% 3/1/2030[1]	12,515	10,670
Avantor Funding, Inc. 4.625% 7/15/2028[1]	46,000	41,893
Avantor Funding, Inc. 3.875% 11/1/2029[1]	6,900	5,803
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	35,840	25,145
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	5,171	2,713
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	31,021	24,529
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	4,370	3,019
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	16,063	10,959
Bausch Health Companies, Inc. 7.00% 1/15/2028[1]	8,262	4,006
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	27,037	13,020
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	66,925	42,692
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	6,070	2,917
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	8,112	3,930
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	33,642	16,192
Bausch Health Companies, Inc. 14.00% 10/15/2030[1]	11,075	6,630
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	78,304	38,049
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	5,859	5,461
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	3,750	2,991
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	26,120	20,657
Centene Corp. 4.25% 12/15/2027	20,407	19,184
Centene Corp. 2.45% 7/15/2028	28,600	24,195
Centene Corp. 4.625% 12/15/2029	40,514	37,115
Centene Corp. 3.375% 2/15/2030	8,361	7,087
Centene Corp. 3.00% 10/15/2030	14,340	11,788
Centene Corp. 2.50% 3/1/2031	24,825	19,473
Centene Corp. 2.625% 8/1/2031	7,975	6,282
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	9,673	8,926
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	12,765	11,308
Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]	12,300	10,657
Community Health Systems, Inc. 8.00% 3/15/2026[1]	11,500	10,494
Community Health Systems, Inc. 5.625% 3/15/2027[1]	32,685	28,086
Community Health Systems, Inc. 6.00% 1/15/2029[1]	9,622	8,061
Community Health Systems, Inc. 6.875% 4/15/2029[1]	4,500	2,321
Community Health Systems, Inc. 5.25% 5/15/2030[1]	26,635	20,131
Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,608	1,170
DaVita, Inc. 4.625% 6/1/2030[1]	17,070	13,768
Encompass Health Corp. 4.50% 2/1/2028	7,054	6,419
Encompass Health Corp. 4.75% 2/1/2030	3,841	3,379
American High-Income Trust — Page 11 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Endo DAC 6.00% 6/30/2028[1,2]	USD45,278	$2,490
Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 7/31/2027[1,2]	6,243	882
Endo International PLC 5.875% 10/15/2024[1]	10,374	8,247
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/2029[1]	15,320	11,650
Grifols Escrow Issuer SA 4.75% 10/15/2028[1]	12,605	10,899
HCA, Inc. 5.375% 2/1/2025	1,000	1,000
HCA, Inc. 5.875% 2/15/2026	2,902	2,923
HCA, Inc. 4.50% 2/15/2027	71	69
HCA, Inc. 5.625% 9/1/2028	22,625	22,542
HCA, Inc. 5.875% 2/1/2029	2,450	2,448
HCA, Inc. 3.50% 9/1/2030	24,300	21,015
HCA, Inc. 7.50% 11/15/2095	5,000	5,383
HealthEquity, Inc. 4.50% 10/1/2029[1]	11,955	10,462
IMS Health Holdings, Inc. 5.00% 10/15/2026[1]	24,059	23,026
Jazz Securities DAC 4.375% 1/15/2029[1]	10,185	9,096
Mallinckrodt PLC 10.00% 4/15/2025[1]	17,862	15,377
Minerva Merger Sub, Inc. 6.50% 2/15/2030[1]	13,000	9,605
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	25,955	23,732
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	47,150	40,027
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	45,350	37,726
Mozart Debt Merger Sub, Inc. 3.875% 4/1/2029[1]	5,000	4,039
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[1]	28,755	22,891
Option Care Health, Inc. 4.375% 10/31/2029[1]	6,115	5,357
Organon Finance 1, LLC 4.125% 4/30/2028[1]	10,575	9,382
Owens & Minor, Inc. 4.375% 12/15/2024	23,411	22,665
Owens & Minor, Inc. 4.50% 3/31/2029[1]	23,470	18,743
Owens & Minor, Inc. 6.625% 4/1/2030[1]	13,375	11,512
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	94,019	71,652
Radiology Partners, Inc. 9.25% 2/1/2028[1]	38,699	21,785
Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 8.639% 7/9/2025[4,5]	1,815	1,529
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	25,435	19,455
Select Medical Holdings Corp. 6.25% 8/15/2026[1]	9,039	8,613
Surgery Center Holdings 10.00% 4/15/2027[1]	4,742	4,832
Syneos Health, Inc. 3.625% 1/15/2029[1]	10,280	8,200
Team Health Holdings, Inc. 6.375% 2/1/2025[1]	11,359	6,563
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.573% 3/2/2027[4,5]	5,483	4,160
Tenet Healthcare Corp. 4.625% 7/15/2024	4,274	4,175
Tenet Healthcare Corp. 4.875% 1/1/2026[1]	111,349	105,522
Tenet Healthcare Corp. 6.25% 2/1/2027[1]	8,995	8,658
Tenet Healthcare Corp. 5.125% 11/1/2027[1]	3,980	3,710
Tenet Healthcare Corp. 4.625% 6/15/2028[1]	18,000	16,134
Tenet Healthcare Corp. 6.125% 10/1/2028[1]	14,815	13,295
Tenet Healthcare Corp. 4.25% 6/1/2029[1]	20,860	18,110
Tenet Healthcare Corp. 4.375% 1/15/2030[1]	25,005	21,687
Tenet Healthcare Corp. 6.875% 11/15/2031	2,000	1,805
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	67,698	66,489
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025	39,681	39,523
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	65,186	57,138
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027	9,815	8,884
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	38,012	37,149
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	134,010	119,516
American High-Income Trust — Page 12 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	USD12,657	$7,766
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[1]	83,325	70,958
		1,645,734
Industrials 8.95%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	19,870	19,143
ADT Security Corp. 4.125% 8/1/2029[1]	4,815	4,101
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[1]	24,820	20,446
Ashtead Capital, Inc. 5.50% 8/11/2032[1]	11,630	11,158
Atkore, Inc. 4.25% 6/1/2031[1]	6,650	5,712
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 10.134% 9/21/2029[4,5]	60,379	58,597
ATS Automation Tooling Systems, Inc. 4.125% 12/15/2028[1]	4,825	4,169
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	18,910	17,135
Avis Budget Group, Inc. 4.75% 4/1/2028[1]	1,000	844
Avis Budget Group, Inc. 5.375% 3/1/2029[1]	23,995	20,557
Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]	17,340	17,004
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	36,710	29,396
BlueLinx Holdings, Inc. 6.00% 11/15/2029[1]	8,825	7,336
Boeing Company 3.90% 5/1/2049	540	381
Bohai Financial Investment Holding Co., Ltd. 4.50% 3/15/2023[1]	553	552
Bohai Financial Investment Holding Co., Ltd. 5.50% 2/15/2024[1]	1,258	1,242
Bombardier, Inc. 7.50% 3/15/2025[1]	11,783	11,694
Bombardier, Inc. 7.125% 6/15/2026[1]	67,460	65,573
Bombardier, Inc. 7.875% 4/15/2027[1]	80,445	78,195
Bombardier, Inc. 6.00% 2/15/2028[1]	26,573	24,605
Bombardier, Inc. 7.45% 5/1/2034[1]	8,670	8,713
Builders FirstSource, Inc. 4.25% 2/1/2032[1]	14,314	11,630
BWX Technologies, Inc. 4.125% 6/30/2028[1]	8,235	7,428
BWX Technologies, Inc. 4.125% 4/15/2029[1]	18,130	15,894
Chart Industries, Inc. 7.50% 1/1/2030[1]	10,389	10,457
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	31,755	27,550
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	24,320	20,712
Clean Harbors, Inc. 4.875% 7/15/2027[1]	12,014	11,404
CoreLogic, Inc. 4.50% 5/1/2028[1]	85,432	65,654
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.938% 6/4/2029[4,5]	22,275	16,187
Covanta Holding Corp. 4.875% 12/1/2029[1]	22,145	18,172
Covanta Holding Corp. 5.00% 9/1/2030	31,035	25,129
Dun & Bradstreet Corp. 5.00% 12/15/2029[1]	31,517	27,012
Garda World Security Corp. 6.00% 6/1/2029[1]	3,200	2,604
GFL Environmental, Inc. 3.50% 9/1/2028[1]	15,000	13,207
Harsco Corp. 5.75% 7/31/2027[1]	10,785	8,533
Herc Holdings, Inc. 5.50% 7/15/2027[1]	3,200	2,991
Howmet Aerospace, Inc. 6.875% 5/1/2025	1,510	1,552
Howmet Aerospace, Inc. 5.95% 2/1/2037	3,000	2,917
Icahn Enterprises Finance Corp. 4.75% 9/15/2024	24,105	23,166
Icahn Enterprises, LP 5.25% 5/15/2027	5,503	5,051
Icahn Enterprises, LP 4.375% 2/1/2029	9,175	7,772
JELD-WEN Holding, Inc. 4.875% 12/15/2027[1]	8,721	6,578
LABL Escrow Issuer, LLC 6.75% 7/15/2026[1]	10,725	10,126
LABL Escrow Issuer, LLC 10.50% 7/15/2027[1]	24,273	22,624
LSC Communications, Inc. 8.75% 10/15/2023[1,2,3]	114,646	346
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,3,4,5]	8,059	24
American High-Income Trust — Page 13 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Masonite International Corp. 3.50% 2/15/2030[1]	USD11,831	$9,586
MasTec, Inc. 4.50% 8/15/2028[1]	9,375	8,414
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	72,414	72,154
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	5,115	4,501
Park River Holdings, Inc. 5.625% 2/1/2029[1]	17,205	11,479
PGT Innovations, Inc. 4.375% 10/1/2029[1]	22,759	19,084
Pitney Bowes, Inc. 6.875% 3/15/2027[1]	11,500	9,848
PM General Purchaser, LLC 9.50% 10/1/2028[1]	49,394	37,731
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	8,100	7,005
Prime Security Services Borrower, LLC 6.25% 1/15/2028[1]	11,833	10,794
R.R. Donnelley & Sons Co. 6.125% 11/1/2026[1]	12,125	11,337
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	3,325	2,879
Rolls-Royce PLC 5.75% 10/15/2027[1]	14,130	13,482
Sensata Technologies Holding BV 4.00% 4/15/2029[1]	3,225	2,786
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	8,800	7,253
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	38,930	36,653
Spirit AeroSystems, Inc. 4.60% 6/15/2028	29,430	23,810
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	19,473	20,524
SRS Distribution, Inc. 4.625% 7/1/2028[1]	10,080	8,948
SRS Distribution, Inc. 6.125% 7/1/2029[1]	615	498
Stericycle, Inc. 5.375% 7/15/2024[1]	20,884	20,606
Stericycle, Inc. 3.875% 1/15/2029[1]	21,235	18,555
The Brink’s Co. 4.625% 10/15/2027[1]	10,371	9,507
The Hertz Corp. 5.00% 12/1/2029[1]	7,500	5,699
Titan International, Inc. 7.00% 4/30/2028	11,500	10,872
TK Elevator Holdco GmbH 7.625% 7/15/2028[1]	1,375	1,125
TransDigm, Inc. 6.25% 3/15/2026[1]	32,470	32,093
TransDigm, Inc. 6.875% 5/15/2026	7,740	7,570
TransDigm, Inc. 6.375% 6/15/2026	5,560	5,418
TransDigm, Inc. 7.50% 3/15/2027	770	763
TransDigm, Inc. 5.50% 11/15/2027	16,295	15,335
TransDigm, Inc. 4.625% 1/15/2029	2,971	2,618
TransDigm, Inc. 4.875% 5/1/2029	4,180	3,651
Triumph Group, Inc. 8.875% 6/1/2024[1]	12,490	12,728
Triumph Group, Inc. 6.25% 9/15/2024[1]	95,411	90,596
Triumph Group, Inc. 7.75% 8/15/2025	24,525	20,900
Uber Technologies, Inc. 8.00% 11/1/2026[1]	10,000	10,055
United Airlines, Inc. 4.375% 4/15/2026[1]	5,125	4,759
United Airlines, Inc. 4.625% 4/15/2029[1]	10,100	8,812
United Rentals, Inc. 4.875% 1/15/2028	13,525	12,847
United Rentals, Inc. 6.00% 12/15/2029[1]	18,000	17,922
United Rentals, Inc. 5.25% 1/15/2030	5,484	5,162
United Rentals, Inc. 3.875% 2/15/2031	9,450	7,943
United Rentals, Inc. 3.75% 1/15/2032	8,360	6,831
Vertical U.S. Newco, Inc. 5.25% 7/15/2027[1]	29,545	26,283
WESCO Distribution, Inc. 7.125% 6/15/2025[1]	11,475	11,644
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	15,900	16,142
Western Global Airlines, LLC 10.375% 8/15/2025[1]	11,525	8,675
		1,485,150
Financials 7.15%
Advisor Group Holdings, LLC 6.25% 3/1/2028[1]	41,998	38,661
AG Merger Sub II, Inc. 10.75% 8/1/2027[1]	76,600	77,655
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	21,016	21,226
American High-Income Trust — Page 14 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	USD14,020	$12,579
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	33,300	30,004
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	31,605	26,033
AmWINS Group, Inc. 4.875% 6/30/2029[1]	22,902	19,454
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]	57,242	47,365
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.25% 8/2/2029[4,5]	22,600	19,888
AssuredPartners, Inc. 7.00% 8/15/2025[1]	226	219
AssuredPartners, Inc. 8.00% 5/15/2027[1]	8,409	8,068
AssuredPartners, Inc. 5.625% 1/15/2029[1]	4,895	4,035
Blackstone Private Credit Fund 7.05% 9/29/2025[1]	12,730	12,642
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	9,950	8,481
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	22,770	19,843
Coinbase Global, Inc. 3.375% 10/1/2028[1]	26,075	13,817
Coinbase Global, Inc. 3.625% 10/1/2031[1]	21,776	10,516
Compass Diversified Holdings 5.25% 4/15/2029[1]	84,095	72,077
Compass Diversified Holdings 5.00% 1/15/2032[1]	21,655	17,230
Credit Acceptance Corp. 5.125% 12/31/2024[1]	7,030	6,625
Credit Suisse Group AG 7.50% junior subordinated perpetual bonds (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[1,7]	2,295	1,840
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 11/30/2026[3,4,5]	15,243	13,246
Digital Currency Group, Inc., Term Loan, 8.75% 11/30/2026[3,4]	20,318	16,291
FS Energy and Power Fund 7.50% 8/15/2023[1]	54,954	55,132
Hightower Holding, LLC 6.75% 4/15/2029[1]	18,130	15,240
HUB International, Ltd. 7.00% 5/1/2026[1]	41,928	41,132
HUB International, Ltd. 5.625% 12/1/2029[1]	3,745	3,276
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	18,510	15,403
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	3,100	2,561
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[7]	9,725	9,288
Ladenburg Thalmann Financial Services, Inc. 6.50% 11/30/2027	80	1,405
LPL Holdings, Inc. 4.625% 11/15/2027[1]	25,103	23,491
LPL Holdings, Inc. 4.00% 3/15/2029[1]	43,520	37,926
LPL Holdings, Inc. 4.375% 5/15/2031[1]	23,445	19,966
MGIC Investment Corp. 5.25% 8/15/2028	7,625	7,044
MSCI, Inc. 4.00% 11/15/2029[1]	15,793	13,784
MSCI, Inc. 3.625% 9/1/2030[1]	3,759	3,131
MSCI, Inc. 3.875% 2/15/2031[1]	27,015	22,509
MSCI, Inc. 3.625% 11/1/2031[1]	44,075	36,513
MSCI, Inc. 3.25% 8/15/2033[1]	18,400	14,236
National Financial Partners Corp. 6.875% 8/15/2028[1]	11,239	9,289
Navient Corp. 5.50% 1/25/2023	12,488	12,487
Navient Corp. 6.125% 3/25/2024	21,112	20,716
Navient Corp. 5.875% 10/25/2024	27,860	27,005
Navient Corp. 6.75% 6/25/2025	11,000	10,578
Navient Corp. 6.75% 6/15/2026	12,310	11,689
Navient Corp. 5.00% 3/15/2027	53,762	47,158
Navient Corp. 4.875% 3/15/2028	5,570	4,589
Navient Corp. 5.50% 3/15/2029	45,671	37,335
Navient Corp. 5.625% 8/1/2033	27,712	19,792
OneMain Finance Corp. 3.875% 9/15/2028	3,989	3,177
OneMain Holdings, Inc. 7.125% 3/15/2026	24,220	23,084
Owl Rock Capital Corp. 4.00% 3/30/2025	449	421
Owl Rock Capital Corp. 3.75% 7/22/2025	12,093	11,184
Owl Rock Capital Corp. 3.40% 7/15/2026	5,685	4,971
American High-Income Trust — Page 15 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Owl Rock Capital Corp. 2.625% 1/15/2027	USD400	$331
Owl Rock Capital Corp. II 4.625% 11/26/2024[1]	9,835	9,360
Owl Rock Capital Corp. III 3.125% 4/13/2027	11,350	9,360
Owl Rock Core Income Corp. 4.70% 2/8/2027	15,700	14,178
Oxford Finance, LLC 6.375% 2/1/2027[1]	38,985	36,338
Quicken Loans, LLC 3.625% 3/1/2029[1]	6,605	5,245
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	9,410	8,082
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	12,050	10,449
Springleaf Finance Corp. 6.125% 3/15/2024	3,700	3,587
Springleaf Finance Corp. 6.625% 1/15/2028	9,960	9,189
Starwood Property Trust, Inc. 5.50% 11/1/2023[1]	7,195	7,143
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	11,835	10,373
		1,186,942
Information technology 4.50%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 6.871% 6/13/2024[4,5]	4,677	4,150
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 6/13/2025[4,5]	77,519	58,290
Black Knight, Inc. 3.625% 9/1/2028[1]	8,470	7,369
Block, Inc. 2.75% 6/1/2026	28,750	25,720
Block, Inc. 3.50% 6/1/2031	31,175	24,915
BMC Software, Inc. 7.125% 10/2/2025[1]	3,545	3,453
BMC Software, Inc. 9.125% 3/1/2026[1]	4,290	4,054
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 3/31/2026[4,5]	23,325	21,527
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	9,362	8,311
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	9,308	8,206
CA Magnum Holdings 5.375% 10/31/2026[1]	1,075	982
CDK Global, Inc. 7.25% 6/15/2029[1]	28,950	28,354
Ciena Corp. 4.00% 1/31/2030[1]	8,850	7,800
CommScope Finance, LLC 6.00% 3/1/2026[1]	8,605	7,959
CommScope Finance, LLC 8.25% 3/1/2027[1]	7,075	5,494
CommScope Technologies, LLC 6.00% 6/15/2025[1]	7,425	6,772
CommScope Technologies, LLC 5.00% 3/15/2027[1]	4,875	3,319
Condor Merger Sub, Inc. 7.375% 2/15/2030[1]	8,000	6,447
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1]	151,093	108,054
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[1,3,6]	35,844	21,596
Diebold Nixdorf, Inc., Term Loan, (USD-SOFR + 5.25%) 6.75% 7/15/2025[3,4,5]	35,269	23,752
Elastic NV 4.125% 7/15/2029[1]	6,750	5,461
Entegris Escrow Corp. 4.75% 4/15/2029[1]	15,955	14,582
Fair Isaac Corp. 4.00% 6/15/2028[1]	23,090	20,995
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 4.00% 6/13/2024[4,5]	EUR19,060	17,636
Gartner, Inc. 4.50% 7/1/2028[1]	USD42,107	39,332
Gartner, Inc. 3.625% 6/15/2029[1]	6,421	5,650
Gartner, Inc. 3.75% 10/1/2030[1]	20,136	17,387
GoDaddy Operating Co. 5.25% 12/1/2027[1]	7,725	7,325
GoDaddy Operating Co. 3.50% 3/1/2029[1]	4,825	4,046
Imola Merger Corp. 4.75% 5/15/2029[1]	5,000	4,348
J2 Global, Inc. 4.625% 10/15/2030[1]	339	287
MicroStrategy, Inc. 6.125% 6/15/2028[1]	6,425	4,603
MoneyGram International, Inc. 5.375% 8/1/2026[1]	18,775	19,053
NCR Corp. 5.125% 4/15/2029[1]	35,955	30,134
NortonLifeLock, Inc. 7.125% 9/30/2030[1]	5,000	4,919
Open Text Corp., Term Loan B, (3-month USD-LIBOR + 3.50%) 3.50% 11/16/2029[4,5]	7,000	6,841
Rocket Software, Inc. 6.50% 2/15/2029[1]	9,075	7,166
Sabre GLBL, Inc. 7.375% 9/1/2025[1]	3,617	3,482
American High-Income Trust — Page 16 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Sabre GLBL, Inc. 11.25% 12/15/2027[1]	USD17,689	$18,226
Sabre Holdings Corp. 9.25% 4/15/2025[1]	16,754	16,718
Synaptics, Inc. 4.00% 6/15/2029[1]	5,225	4,410
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.18% 9/29/2028[4,5]	25,785	22,949
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 6.998% 5/4/2026[4,5]	8,837	8,417
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 8.998% 5/3/2027[4,5]	39,145	36,160
Unisys Corp. 6.875% 11/1/2027[1]	27,500	21,156
VeriSign, Inc. 5.25% 4/1/2025	3,068	3,063
Veritas US, Inc. 7.50% 9/1/2025[1]	5,625	3,886
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	3,750	3,158
Xerox Corp. 5.50% 8/15/2028[1]	11,000	8,821
		746,735
Consumer staples 4.19%
Albertsons Companies, Inc. 3.50% 2/15/2023[1]	10,207	10,159
Albertsons Companies, Inc. 4.625% 1/15/2027[1]	10,475	9,753
Albertsons Companies, Inc. 5.875% 2/15/2028[1]	5,000	4,762
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	68,823	57,893
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	11,915	10,655
B&G Foods, Inc. 5.25% 4/1/2025	26,687	23,442
B&G Foods, Inc. 5.25% 9/15/2027	41,606	31,973
Central Garden & Pet Co. 4.125% 10/15/2030	14,556	11,980
Central Garden & Pet Co. 4.125% 4/30/2031[1]	16,755	13,892
Coty, Inc. 5.00% 4/15/2026[1]	11,000	10,446
Coty, Inc. 6.50% 4/15/2026[1]	11,005	10,582
Coty, Inc. 4.75% 1/15/2029[1]	26,365	23,898
Darling Ingredients, Inc. 5.25% 4/15/2027[1]	6,431	6,200
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	20,395	19,964
Edgewell Personal Care Co. 5.50% 6/1/2028[1]	4,025	3,771
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	9,560	8,123
Ingles Markets, Inc. 4.00% 6/15/2031[1]	5,070	4,271
Kraft Heinz Company 3.00% 6/1/2026	6,360	5,960
Kraft Heinz Company 3.875% 5/15/2027	5,545	5,306
Kraft Heinz Company 4.375% 6/1/2046	6,215	5,079
Kraft Heinz Company 4.875% 10/1/2049	9,975	8,709
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	38,550	33,394
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	60,572	49,896
Kronos Acquisition Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 6.00%) 10.509% 12/22/2026[4,5]	1,980	1,926
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	52,565	46,496
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	11,595	10,147
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 8.48% 10/1/2026[4,5]	23,321	22,391
Performance Food Group, Inc. 5.50% 10/15/2027[1]	16,205	15,318
Performance Food Group, Inc. 4.25% 8/1/2029[1]	5,785	5,020
Post Holdings, Inc. 5.625% 1/15/2028[1]	24,830	23,410
Post Holdings, Inc. 5.50% 12/15/2029[1]	27,109	24,588
Post Holdings, Inc. 4.625% 4/15/2030[1]	61,665	53,329
Post Holdings, Inc. 4.50% 9/15/2031[1]	24,475	20,620
Prestige Brands International, Inc. 5.125% 1/15/2028[1]	11,533	10,844
Prestige Brands International, Inc. 3.75% 4/1/2031[1]	14,440	11,927
Simmons Foods, Inc. 4.625% 3/1/2029[1]	15,605	12,722
TreeHouse Foods, Inc. 4.00% 9/1/2028	28,436	24,216
American High-Income Trust — Page 17 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
United Natural Foods, Inc. 6.75% 10/15/2028[1]	USD37,695	$36,279
US Foods, Inc. 4.625% 6/1/2030[1]	7,180	6,332
		695,673
Real estate 3.39%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	28,820	21,837
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	33,355	24,376
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	27,215	24,908
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	4,045	3,387
Forestar Group, Inc. 3.85% 5/15/2026[1]	10,830	9,510
Forestar Group, Inc. 5.00% 3/1/2028[1]	1,905	1,638
Hospitality Properties Trust 4.35% 10/1/2024	2,855	2,600
Howard Hughes Corp. 5.375% 8/1/2028[1]	29,474	26,600
Howard Hughes Corp. 4.125% 2/1/2029[1]	29,513	24,760
Howard Hughes Corp. 4.375% 2/1/2031[1]	52,202	42,310
Iron Mountain, Inc. 4.875% 9/15/2027[1]	29,660	27,324
Iron Mountain, Inc. 5.25% 3/15/2028[1]	24,088	22,199
Iron Mountain, Inc. 5.00% 7/15/2028[1]	4,702	4,232
Iron Mountain, Inc. 5.25% 7/15/2030[1]	57,225	49,858
Iron Mountain, Inc. 4.50% 2/15/2031[1]	23,090	19,031
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	46,900	37,231
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	48,659	37,166
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	40,455	30,506
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	14,495	13,644
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	28,586	24,063
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	2,015	1,630
Medical Properties Trust, Inc. 5.00% 10/15/2027	13,527	11,400
Medical Properties Trust, Inc. 3.50% 3/15/2031	3,437	2,363
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	16,445	13,942
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	11,330	9,788
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	14,905	12,104
VICI Properties, LP 3.50% 2/15/2025[1]	5,104	4,820
VICI Properties, LP 4.625% 6/15/2025[1]	12,470	11,972
VICI Properties, LP 3.875% 2/15/2029[1]	18,864	16,560
VICI Properties, LP 4.625% 12/1/2029[1]	2,974	2,711
VICI Properties, LP 4.125% 8/15/2030[1]	6,887	6,039
WeWork Companies, Inc. 7.875% 5/1/2025[1]	1,925	734
WeWork Companies, LLC 5.00% 7/10/2025[1]	63,725	21,170
		562,413
Utilities 3.18%
AmeriGas Partners, LP 5.875% 8/20/2026	1,665	1,584
AmeriGas Partners, LP 5.75% 5/20/2027	7,448	6,933
Calpine Corp. 5.25% 6/1/2026[1]	1,051	1,003
Calpine Corp. 4.50% 2/15/2028[1]	4,000	3,577
Calpine Corp. 5.125% 3/15/2028[1]	8,282	7,407
Calpine Corp. 3.75% 3/1/2031[1]	9,175	7,399
DPL, Inc. 4.125% 7/1/2025	10,965	10,321
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	18,225	17,568
Enfragen Energia Sur SA 5.375% 12/30/2030[1]	4,850	3,402
FirstEnergy Corp. 2.65% 3/1/2030	6,754	5,519
FirstEnergy Corp. 2.25% 9/1/2030	19,000	15,114
FirstEnergy Corp. 7.375% 11/15/2031	7,191	8,112
FirstEnergy Corp. 3.40% 3/1/2050	10,069	6,661
American High-Income Trust — Page 18 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp., Series C, 5.35% 7/15/2047[7]	USD5,065	$4,531
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	10,562	9,236
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	2,000	1,628
NextEra Energy Partners, LP 4.25% 7/15/2024[1]	3,163	3,073
NextEra Energy Partners, LP 3.875% 10/15/2026[1]	2,373	2,176
NRG Energy, Inc. 3.625% 2/15/2031[1]	15,740	11,994
Pacific Gas and Electric Co. 5.45% 6/15/2027	7,720	7,625
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,965	2,537
Pacific Gas and Electric Co. 3.30% 12/1/2027	3,055	2,701
Pacific Gas and Electric Co. 3.75% 7/1/2028	6,310	5,608
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,170	3,789
Pacific Gas and Electric Co. 2.50% 2/1/2031	7,695	5,988
Pacific Gas and Electric Co. 3.25% 6/1/2031	2,135	1,741
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,540	3,770
Pacific Gas and Electric Co. 3.50% 8/1/2050	10,040	6,274
PG&E Corp. 5.00% 7/1/2028	58,570	53,560
PG&E Corp. 5.25% 7/1/2030	60,380	55,039
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 7.438% 6/23/2025[4,5]	489	486
Talen Energy Corp. 10.50% 1/15/2026[1,2]	59,967	28,784
Talen Energy Corp. 7.25% 5/15/2027[1]	101,607	105,632
Talen Energy Corp. 6.625% 1/15/2028[1]	1,819	1,863
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.008% 11/13/2023[4,5]	62,105	62,726
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 7.821% 7/8/2026[4,5]	12,145	12,342
Talen Energy Supply, LLC 7.625% 6/1/2028[1]	9,825	10,261
Targa Resources Partners, LP 4.00% 1/15/2032	1,175	990
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	27,420	24,041
Vistra Operations Co., LLC 3.55% 7/15/2024[1]	5,769	5,536
		528,531
Total corporate bonds, notes & loans		14,678,727
Mortgage-backed obligations 0.08% Collateralized mortgage-backed obligations 0.08%
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/2033[1,3]	15,299	13,534
U.S. Treasury bonds & notes 0.07% U.S. Treasury inflation-protected securities 0.07%
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[8,9]	18,312	11,813
Asset-backed obligations 0.03%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,10]	5,000	4,563
Total bonds, notes & other debt instruments (cost: $16,946,153,000)		14,708,637
Convertible bonds & notes 0.18% Communication services 0.16%
DISH DBS Corp., convertible notes, 3.375% 8/15/2026	42,635	26,817
American High-Income Trust — Page 19 of 27

unaudited
Convertible bonds & notes (continued) Energy 0.02%	Principal amount (000)	Value (000)
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,3,6]	USD2,454	$2,454
Total convertible bonds & notes (cost: $46,795,000)		29,271
Convertible stocks 0.23% Financials 0.18%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 6/1/2023[1]	26,724	30,640
Utilities 0.05%
PG&E Corp., convertible preferred units, 5.50% 8/16/2023	57,000	8,222
Total convertible stocks (cost: $28,750,000)		38,862
Common stocks 3.22% Health care 1.23%
Rotech Healthcare, Inc.[3,11,12,13]	1,916,276	205,041
Energy 1.11%
Chesapeake Energy Corp.	610,745	57,636
Weatherford International[12]	662,156	33,717
Diamond Offshore Drilling, Inc.[12]	3,107,938	32,323
Denbury, Inc.[12]	219,000	19,057
Ascent Resources - Utica, LLC, Class A3,12,13	90,532,504	18,106
California Resources Corp.	183,103	7,967
Constellation Oil Services Holding SA, Class B-1[3,12]	51,096,574	5,621
Altera Infrastructure, LP3,12	48,214	3,824
Civitas Resources, Inc.	57,659	3,340
McDermott International, Ltd.[12]	2,999,554	960
McDermott International, Ltd.[12,13]	1,745,604	558
Southwestern Energy Co.[12]	229,524	1,343
Mesquite Energy, Inc.[3,12]	109,992	660
Petroplus Holdings AG3,12	3,360,000	—[14]
Bighorn Permian Resources, LLC[3]	42,744	—[14]
		185,112
Financials 0.32%
Jonah Energy Parent, LLC[3,11]	747,471	44,190
Navient Corp.	537,500	8,842
		53,032
Consumer discretionary 0.24%
NMG Parent, LLC[12]	182,562	27,841
MYT Holding Co., Class B3,11,12	7,468,376	11,202
		39,043
Communication services 0.23%
Frontier Communications Parent, Inc.[12]	921,177	23,472
Intelsat SA3,12	318,478	7,644
Cumulus Media, Inc., Class A12	561,836	3,489
American High-Income Trust — Page 20 of 27

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
iHeartMedia, Inc., Class A12	378,645	$2,321
Clear Channel Outdoor Holdings, Inc.[12]	890,868	935
		37,861
Information technology 0.09%
MoneyGram International, Inc.[12]	1,310,886	14,276
Total common stocks (cost: $425,086,000)		534,365
Preferred securities 0.16% Consumer discretionary 0.13%
MYT Holdings, LLC, Series A, 10.00% preferred shares[3,11,12]	19,884,070	20,878
Industrials 0.03%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,12]	13,566	5,687
Energy 0.00%
McDermott International, Inc., 8.00% cumulative preferred shares[3,12]	1,130	57
Total preferred securities (cost: $32,392,000)		26,622
Rights & warrants 0.08% Consumer discretionary 0.08%
NMG Parent, LLC, warrants, expire 9/24/2027[12]	407,047	12,401
Carnelian Point Holdings, L.P. warrants, expire 6/30/2027[3,12]	4,459	—[14]
		12,401
Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A3,12	33,352	250
Intelsat Jackson Holdings SA (CVR), Series B3,12	33,352	225
		475
Energy 0.00%
California Resources Corp., warrants, expire 10/27/2024[12]	16,108	203
Denbury, Inc., Series B, warrants, expire 9/18/2023[1,12]	155	8
McDermott International, Inc., warrants, expire 2027[3,12]	845,563	—[14]
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,12]	18	—[14]
		211
Total rights & warrants (cost: $4,602,000)		13,087
Short-term securities 6.14% Money market investments 6.14%
Capital Group Central Cash Fund 4.31%[11,15]	10,191,662	1,019,064
Total short-term securities (cost: $1,019,256,000)		1,019,064
Total investment securities 98.61% (cost: $18,503,034,000)		16,369,908
Other assets less liabilities 1.39%		231,180
Net assets 100.00%		$16,601,088
American High-Income Trust — Page 21 of 27

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	2,090	March 2023	USD225,573	$(2,066)
10 Year Ultra U.S. Treasury Note Futures	Short	39	March 2023	(4,613)	27
10 Year U.S. Treasury Note Futures	Short	134	March 2023	(15,048)	98
30 Year Ultra U.S. Treasury Bond Futures	Short	30	March 2023	(4,029)	33
					$(1,908)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2022 (000)
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	USD166,650	$(1,026)	$2,297	$(3,323)
Investments in affiliates11

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2022 (000)	Interest income (000)
Common stocks 1.57%
Health care 1.23%
Rotech Healthcare, Inc.[3,12,13]	$205,042	$—	$—	$—	$(1)	$205,041	$—
Financials 0.27%
Jonah Energy Parent, LLC[3]	53,310	—	—	—	(9,120)	44,190	17,737
Consumer discretionary 0.07%
MYT Holding Co., Class B3,12	13,070	—	—	—	(1,868)	11,202	—
Total common stocks						260,433
Preferred securities 0.13%
Consumer discretionary 0.13%
MYT Holdings, LLC, Series A, 10.00% preferred shares[3,12]	21,773	—	—	—	(895)	20,878	—
Short-term securities 6.14%
Money market investments 6.14%
Capital Group Central Cash Fund 4.31%[15]	724,312	796,927	502,183	60	(52)	1,019,064	8,397
Total 7.84%				$60	$(11,936)	$1,300,375	$26,134
American High-Income Trust — Page 22 of 27

unaudited
Restricted securities13

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[3,11,12]	9/26/2013	$41,128	$205,041	1.24%
Ascent Resources - Utica, LLC, Class A3,12	4/25/2016-11/15/2016	4,340	18,106.11
McDermott International, Ltd.[12]	4/4/2018-12/31/2020	7,967	558.00
Total		$53,435	$223,705	1.35%
[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,893,545,000, which represented 65.62% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Value determined using significant unobservable inputs.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $528,456,000, which represented 3.18% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Step bond; coupon rate may change at a later date.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,976,000, which represented .05% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[12]	Security did not produce income during the last 12 months.
[13]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $223,705,000, which represented 1.35% of the net assets of the fund.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 12/31/2022.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 23 of 27

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $162,187,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $273,900,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Trust — Page 24 of 27

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$14,592,581	$86,146	$14,678,727
Mortgage-backed obligations	—	—	13,534	13,534
U.S. Treasury bonds & notes	—	11,813	—	11,813
Asset-backed obligations	—	4,563	—	4,563
Convertible bonds & notes	—	26,817	2,454	29,271
Convertible stocks	8,222	30,640	—	38,862
Common stocks	210,236	27,841	296,288	534,365
Preferred securities	—	—	26,622	26,622
Rights & warrants	211	12,401	475	13,087
Short-term securities	1,019,064	—	—	1,019,064
Total	$1,237,733	$14,706,656	$425,519	$16,369,908

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$158	$—	$—	$158
Liabilities:
Unrealized depreciation on futures contracts	(2,066)	—	—	(2,066)
Unrealized depreciation on centrally cleared credit default swaps	—	(3,323)	—	(3,323)
Total	$(1,908)	$(3,323)	$—	$(5,231)
*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2022 (dollars in thousands):
	Beginning value at 10/1/2022	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 12/31/2022
Investment securities	$ 395,342	$ —	$ 60,758	$ (12,527)	$ 585	$ (18,639)	$ —	$ 425,519
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2022								$ (20,073)
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American High-Income Trust — Page 25 of 27

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$99,680	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			EV/EBITDA multiple	7.5x	7.5x	Increase
			DLOM	15%	15%	Decrease
			Vendor price	N/A	N/A	N/A
		Yield analysis	Yield	15.7% - 16.0%	15.8%	Decrease
		Transaction	Transaction price	N/A	N/A	N/A
			Net adjustment (decrease) based on movement of market comparables	10%	10%	Decrease
Convertible bonds & notes	2,454	Transaction	Transaction price	N/A	N/A	N/A
Common stocks	296,288	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			EV/EBITDA multiple	7.5x	7.5x	Increase
			DLOM	15%	15%	Decrease
			Vendor price	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Net adjustment (decrease) based on movement of market comparables	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	3.7x	3.7x	Increase
			EV/EBITDA less CapEx multiple	10.2x	10.2x	Increase
			DLOM	17%	17%	Decrease
		Transaction	Transaction price	N/A	N/A	N/A
			Discount for lack of certainty	5%	5%	Decrease
		Indicative market quotation	Broker quote	N/A	N/A	N/A
Preferred securities	26,622	Indicative market quotation	Broker quote	N/A	N/A	N/A
		Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
Rights & warrants	475	Indicative market quotation	Broker quote	N/A	N/A	N/A
		Estimated recovery value	Expected proceeds	N/A	N/A	N/A
Total	$425,519
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CapEx = Capital expenditures
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
EV = Enterprise value
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

American High-Income Trust — Page 26 of 27

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-021-0223O-S89780	American High-Income Trust — Page 27 of 27